Income Taxes (Tables)	12 Months Ended
Dec. 31, 2010
Income taxes [Abstract]
Components of income tax expense/(benefit) included in the Consolidated Statements of Income

Year ended December 31, (in millions)	2010	2009	2008

Current income tax expense
U.S. federal	$4,001	$4,698	$395
Non-U.S.	2,712	2,368	1,009
U.S. state and local	1,744	971	307

Total current income tax expense	8,457	8,037	1,711

Deferred income tax expense/(benefit)
U.S. federal	(753)	(2,867)	(3,015)
Non-U.S.	169	(454)	1
U.S. state and local	(384)	(301)	377

Total deferred income tax expense/(benefit)	(968)	(3,622)	(2,637)

Total income tax expense/ (benefit) before extraordinary gain	$7,489	$4,415	$(926)

Reconciliation of the applicable statutory U.S. income tax rate to the effective tax rate the effective tax rate

Year ended December 31,	2010	2009	2008

Statutory U.S. federal tax rate	35.0%	35.0%	35.0%
Increase/(decrease) in tax rate resulting from:
U.S. state and local income taxes, net of U.S. federal income tax benefit	3.6	2.7	16.0
Tax-exempt income	(2.4)	(3.9)	(14.8)
Non-U.S. subsidiary earnings(a)	(2.2)	(1.7)	(53.6)
Business tax credits	(3.7)	(5.5)	(24.5)
Bear Stearns equity losses	—	—	5.7
Other, net	(0.2)	0.9	2.8

Effective tax rate	30.1%	27.5%	(33.4)%

(a)	Includes earnings deemed to be reinvested indefinitely in non-U.S. subsidiaries.

Significant Components of Deferred Tax Assets and Liabilities

December 31, (in millions)	2010	2009

Deferred tax assets
Allowance for loan losses	$12,287	$12,376
Employee benefits	4,279	4,424
Allowance for other than loan losses	6,029	3,995
Non-U.S. operations	956	1,926
Tax attribute carryforwards	1,370	912
Fee income	446	—
Fair value adjustments(a)	51	—

Gross deferred tax assets	$25,418	$23,633

Deferred tax liabilities
Depreciation and amortization	$3,500	$4,832
Leasing transactions	2,160	2,054
Non-U.S. operations	1,136	1,338
Fee income	—	670
Fair value adjustments(a)	—	328
Other, net	519	147

Gross deferred tax liabilities	$7,315	$9,369

Valuation allowance	1,784	1,677

Net deferred tax asset	$16,319	$12,587

(a)	Includes fair value adjustments related to AFS securities, cash flows hedging activities and other portfolio investments.

Reconciliation of the beginning and ending amount of unrecognized tax benefits
Unrecognized tax benefits

Year ended December 31, (in millions)	2010	2009	2008

Balance at January 1,	$6,608	$5,894	$4,811
Increases based on tax positions related to the current period	813	584	890
Decreases based on tax positions related to the current period	(24)	(6)	(109)
Increases associated with the Bear Stearns merger	—	—	1,387
Increases based on tax positions related to prior periods	1,681	703	501
Decreases based on tax positions related to prior periods	(1,198)	(322)	(1,386)
Decreases related to settlements with taxing authorities	(74)	(203)	(181)
Decreases related to a lapse of applicable statute of limitations	(39)	(42)	(19)

Balance at December 31,	$7,767	$6,608	$5,894

U.S. and non-U.S. components of income before income tax expense/(benefit) and extraordinary gain income

Year ended December 31, (in millions)	2010	2009	2008

U.S.	$16,568	$6,263	$(2,094)
Non-U.S.(a)	8,291	9,804	4,867

Income before income tax expense/(benefit) and extraordinary gain	$24,859	$16,067	$2,773